Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of loss per share

	Six months ended 30 June 2022 unaudited £’000		Six months ended 30 June 2021 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,061)		(3,154)
Denominator
Weighted average number of ordinary shares used in basic and diluted EPS:	98,476,551		63,296,377
Basic and diluted loss per share:	(3	)p	(5	)p

	2021 £’000		2020 £’000		2019 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(5,460)		(22,189)		(9,138)
Discontinued operations	–		–		(947)
Denominator
Weighted average number of ordinary shares used in basic EPS:	80,546,881		42,839,961		18,330,588
Basic and diluted loss per share:
Continuing operations – pence	(7	)p	(52	)p	(50	)p
Discontinued operations – pence	–		–		(5	)p